Operating Leases - Lease expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Lease Cost:
Fixed lease cost	$ 179,246	$ 179,246
Amount of fixed lease cost which are offset by sublease income	$ 84,000